STOCKHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 4 – STOCKHOLDERS’ EQUITY

Issued and Authorized

As of December 31, 2025, the Company had 3,474,972 shares of its common stock and 1 share of its preferred stock issued and outstanding. As of December 31, 2024, the Company had 2,778,061 shares of its common stock and 1 share of its preferred stock issued and outstanding. As of December 31, 2025, the Company had 190,000,000 (190,000,000 on December 31, 2024) common shares and 10,000,000 (10,000,000 on December 31, 2024) preferred shares authorized.

Common Stock

During the year ended December 31, 2025, the Company issued 696,911 shares of common stock, as follows:

	Number of shares	$
Shares arising from stock-based compensation to executives	181,656	1,923,217
Issuance of shares in connection with sales made under private offerings	448,759	2,516,900
Purchase Option Agreement	66,496	500,000
Total	696,911	4,940,117

During the year ended December 31, 2024, the Company issued and sold 250,764 shares of common stock for cash proceeds of $1,595,750.

During the year ended December 31, 2023, the Company issued and sold 68,932 shares of common stock for cash proceeds of $612,300.

Preferred A Stock

In 2016, the Company issued to Marc Fogassa, its Founder, Chief Executive Officer, and Chairman, one share of a Series A Convertible Preferred Stock (“Preferred A Stock”). The Certificate of Designations, Preferences and Rights of Preferred A Stock provides that for so long as it is issued and outstanding, its holders shall vote together as a single class with the holders of the Company’s common stock, with the holders of Preferred A Stock being entitled to 51% of the total votes on all such matters regardless of the actual number of shares of Preferred A Stock then outstanding, and the holders of common stock are entitled to their proportional share of the remaining 49% of the total votes based on their respective voting power.

Stock Options

During the year ended December 31, 2025, the Company did not issue options to acquire shares of its common stock.

During the year ended December 31, 2024, the Company granted Mr. Fogassa as contractual compensation options to purchase an aggregate of 17,500 shares of its common stock. Such options corresponded to the period between January 1, 2024 to June 30, 2024. The options issued in 2024 were valued at $41,938 in total. The options were valued using the Black-Scholes option pricing model with the following average assumptions: our stock price on date of grant $8.88 to $12.00, a strike price of $0.12 to $12.00, illiquidity discount of 75%, expected dividend yield of 0%, annualized volatility of 241% to 312%, risk-free interest rate of 3.88% to 4.64%, and an expected term of five to ten years.

During the year ended December 31, 2023, the Company granted Mr. Fogassa as contractual compensation options to purchase an aggregate of 35,000 shares of its common stock. Such awards corresponded to the period between January 1, 2023, to December 31, 2023. The options issued in 2023 were valued at $115,038 in total. The options were valued using the Black-Scholes option pricing model with the following average assumptions: our stock price on date of grant $7.80 to $25.20, a strike price of $0.12 to $12.00, illiquidity discount of 75%, expected dividend yield of 0%, annualized volatility of 268% to 364%, risk-free interest rate of 3.42% to 4.73%, and an expected term of five to ten years.

The following table reflects all outstanding and exercisable options as of December 31, 2025. All stock options immediately vest and are exercisable for a period of five to ten years from the date of issuance.

	Number of Options	Average Exercise	Remaining Contractual Life
	Outstanding	Price	(Years)
Outstanding, December 31, 2022	158,750	6.72	4.74
Issued in 2023	35,000	1.80	8.98
Exercised in 2023	92,917	11.76	-
Outstanding, December 31, 2023	100,833	0.48	8.22
Issued in 2024	31,389	5.76	5.62
Exercised in 2024	112,500	0.12	-
Outstanding, December 31, 2024	19,722	11.16	1.85
Issued in 2025	-	-	-
Exercised in 2025	-	-	-
Expired in 2025	13,884	10.80	-
Outstanding, December 31, 2025	5,838	12.00	2.88

Stock Warrants

During the years ended December 31 2025, 2024 and 2023 the company did not issue any warrants.

Restricted Stock Units

During the year ended December 31, 2025, the Company granted RSUs to certain executives of the Company. Each RSU is redeemable for one share of the Company’s common stock immediately upon vesting. The RSUs granted with immediate-vesting and time-vesting conditions were as follows:

1)	113,782 RSUs which vested immediately upon grant.
2)	8,984 RSUs time-vest based, being 25% of the RSUs annually vested from 2025 to 2028.

These RSUs granted with immediate-vesting and time-vesting conditions were issued with a total grant date fair value of $1,005,384, measured using the Company’s volume weighted average price trailing to the date the RSU was granted.